Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table)
Charterer	2024	2023	2022
A	17%	22%	13%
B	10%	10%	8%
C	9%	9%	8%